UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:10/31/06

Item 1.  Schedule of Investments.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - October 31, 2006 (Unaudited)
Shares	COMMON STOCKS - 49.04%	Market Value
	Aerospace/Defense - 3.57%
2,500	United Technologies Corp.	$ 164,300

	Commercial Banks - 1.24%
2,000	North Fork Bancorp., Inc.	57,160

	Computers - 3.79%
4,500	Hewlett Packard Co.#	174,330

	Energy - 2.20%
7,900	Evergreen Energy, Inc.*	101,515

	Food Products - 1.83%
2,652	Tootsie Roll Industries, Inc.	84,281

	Industrial Conglomerates - 4.58%
6,000	General Electric Co. #	210,660

	Mining - 5.57%
6,000	Arch Coal, Inc. #	207,780
10,000	National Coal Corp.*	48,500
		256,280

	Oil & Gas - 5.34%
2,000	Canetic Resources Trust	35,440
5,000	Permian Basin Royalty Trust	81,550
1,000	Precision Drilling Trust	28,660
2,700	San Juan Basin Royalty Trust	100,305
		245,955
	Oil & Gas Equipment - 2.72%
2,500	Cameron International Corp.*#	125,250

	Natural Gas Transmission - 6.38%
12,000	The Williams Cos., Inc. #	293,160

	Paper Products - 1.45%
2,000	International Paper Co.	66,700

	Pharmaceuticals - 2.16%
4,500	Schering-Plough Corp. #	99,630

	Petroleum Processing - 1.19%
2,000	Enterprise Products Partners L.P.	54,960

	Semiconductor & Semiconductor Equipment - 5.71%
5,000	Cypress Semiconductor Corp.*#	83,950
8,400	Intel Corp.#	179,256
		263,206
	Telecommunication Equipment - 0.26%
5,000	Lucent Technologies, Inc.*	12,150

	Telecommunication Services - 1.05%
2,000	Cisco Systems, Inc.*	48,260

	TOTAL COMMON STOCKS (Cost $2,225,313)	2,257,797

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - October 31, 2006 (Unaudited)
Principal
Amount	U.S. GOVERNMENT AGENCY - 42.12%	Market Value

	Federal Home Loan Mortgage Company - 1.46%
$ 73,193	5.867%^, 03/15/2034	$ 67,540

	Government National Mortgage Association - 40.66%
411,979	6.50%, 03/15/2024	424,501
370,171	6.50%, 07/15/2024	381,149
200,435	6.75%, 01/15/2028	205,719
277,151	7.00%, 06/15/2029	286,815
186,830	7.00%, 06/15/2031	193,352
220,265	6.50%, 09/15/2032	226,935
149,803	6.50%, 01/20/2034	153,613
		1,872,084

	TOTAL U.S. GOVERNMENT AGENCY (Cost $1,984,949)	1,939,624

	CORPORATE BONDS - 4.21%

	Chemicals - 4.21%
189,000	Lyondell Chemical Co., 10.875%, 05/01/2009 (Cost $194,381)	193,725

Shares	SHORT-TERM INVESTMENTS - 4.17%
191,821	Bank of New York Hamilton Fund, Premier Shares, 4.94% due 11/1/06	191,821
	TOTAL SHORT-TERM INVESTMENTS (Cost $191,821)

	Total Investments in Securities
	(Cost $4,596,464) - 99.54%	$ 4,582,967
	Call Options Written - (1.75)%	(80,480)
	Other Assets in Excess of Liabilities - 2.21%	101,922
	Net Assets - 100.00%	$ 4,604,409

* Non-income producing security.
# Security is subject to written call option.
^ Variable rate security. Rate shown is the rate in effect on October 31, 2006.

At October 31, 2006, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 108,546
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(251,260)
Net unrealized depreciation		$ (142,714)

SCHEDULE OF CALL OPTIONS WRITTEN
Contracts*	Underlying Security/Expiration Date/Exercise Price	Market Value
	Arch Coal, Inc.
19	Expiration January 2007, Exercise Price $35.00	$ 5,510
11	Expiration April 2007, Exercise Price $30.00	8,030
	Cameron International Corp.
25	Expiration November 2006, Exercise Price $50.00	5,000
	Cypress Semiconductor Corp.
50	Expiration December 2006, Exercise Price $15.00	10,600
	General Electric Co.
60	Expiration January 2007, Exercise Price $35.00	5,400
	Hewlett Packard Co.
20	Expiration January 2007, Exercise Price $35.00	9,400
5	Expiration January 2007, Exercise Price $37.50	1,475
5	Expiration November 2006, Exercise Price $37.50	1,100
	Intel Corp.
84	Expiration Jaunary 2007, Exercise Price $20.00	15,960
	Schering-Plough Corp.
45	Expiration November 2007, Exercise Price $20.00	9,450
	The Williams Cos., Inc.
59	Expiration February 2007, Exercise Price $25.00	8,555
	Total Call Options Written (Proceeds $51,603)	$ 80,480

*Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees.  Short-term investments are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/28/06

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/28/06